UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_];  Amendment Number:
      This Amendment (Check only one):      [_]  is a restatement.
                                            [_]  adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Seattle, Washington             May 16, 2011

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:         $199346
                                             (thousands)


List of Other Included Managers:                   None



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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                  COM NEW      88554D205    5368     110607   SH             SOLE        N/A   110607
ACME PACKET INC                     COM        004764106   32213     453960   SH             SOLE        N/A   453960
ACTIVISION BLIZZARD INC             COM        00507V109   10307     939540   SH             SOLE        N/A   939540
AMAZON COM INC                      COM        023135106   25977     144210   SH             SOLE        N/A   144210
ANCESTRY COM INC                    COM        032803108    9589     270480   SH             SOLE        N/A   270480
APPLE INC                           COM        037833100    6280      18020   SH             SOLE        N/A    18020
AUTODESK INC                        COM        052769106    9987     226400   SH             SOLE        N/A   226400
BROADSOFT INC                       COM        11133B409    5951     124958   SH             SOLE        N/A   124958
CONCUR TECHNOLOGIES INC             COM        206708109     465       8390   SH             SOLE        N/A     8390
CONSTANT CONTACT INC                COM        210313102   14567     417391   SH             SOLE        N/A   417391
GOOGLE INC                          CL A       38259P508   12686      21620   SH             SOLE        N/A    21620
OPENTABLE INC                       COM        68372A104   12666     119100   SH             SOLE        N/A   119100
QLIK TECHNOLOGIES   INC             COM        74733T105    5426     208676   SH             SOLE        N/A   208676
SALESFORCE COM INC                  COM        79466L302   24314     182020   SH             SOLE        N/A   182020
SINA CORP                           ORD        G81477104    7236      67600   SH             SOLE        N/A    67600
STRATASYS INC                       COM        862685104   14173     301545   SH             SOLE        N/A   301545
YOUKU COM INC                    SPON ADRS     98742U100    2141      45060   SH             SOLE        N/A    45060